Restructuring, Repositioning, And Efficiency	12 Months Ended
Dec. 31, 2011
Restructuring, Repositioning, And Efficiency [Abstract]
Restructuring, Repositioning, And Efficiency

Note 26 ❑ Restructuring, Repositioning, and Efficiency

Beginning in 2007, FHN conducted a company-wide review of business practices with the goal of improving its overall profitability and productivity. Such reviews continue throughout the organization. Since 2007, in order to redeploy capital to higher-return businesses, FHN exited or sold non-strategic businesses, eliminated layers of management, and consolidated functional areas.

Generally, restructuring, repositioning, and efficiency charges related to exited businesses are included in the non-strategic segment while charges related to corporate-driven actions are included in the corporate segment. Net costs recognized by FHN in 2011 related to restructuring, repositioning, and efficiency activities were $26.9 million. Of this amount, $18.6 million represented exit costs that were accounted for in accordance with the Exit or Disposal Cost Obligations Topic of the FASB Accounting Standards Codification ("ASC 420"). Significant expenses recognized in 2011 resulted from the following actions:

•

Severance and other employee costs of $16.6 million primarily related to efficiency initiatives within corporate and bank services functions which are classified as Employee compensation, incentives, and benefits within noninterest expense.

•	Goodwill impairment of $10.1 million related to the contracted sale of FHI which is reflected in Income/(loss) from discontinued operations, net of tax.

•	Gain on divestiture of $9.4 million relating to the sale of Msaver which is reflected in Income/(loss) from discontinued operations, net of tax.

•	Loss of $9.0 million related to the cancellation of a technology services contract which is reflected in All other expense.

Net costs recognized by FHN in 2010 related to restructuring, repositioning, and efficiency activities were $17.2 million. Of this amount, $9.5 million represented exit costs that were accounted for in accordance with ASC 420. Significant expenses recognized in 2010 resulted from the following actions:

•	Severance and other employee costs of $5.6 million primarily related to the exit of the institutional equity research business and the 2009 sale of Louisville remittance processing operations.

•	Goodwill impairment of $3.3 million related to the exit of the institutional equity research business which is reflected in Income/(loss) from discontinued operations, net of tax.

•	Lease abandonment expense of $2.3 million primarily related to the closure of the institutional equity research business.

•	Loss of $4.1 million related to asset impairments which is reflected in All other expense.

Net costs recognized by FHN in 2009 related to restructuring, repositioning, and efficiency activities were $51.9 million. Of this amount, $12.4 million represented exit costs that were accounted for in accordance with ASC 420. Significant expenses recognized in 2009 resulted from the following actions:

•	Severance and related employee costs of $5.6 million related to discontinuation of national lending operations and the sales and closures of FERP and the Atlanta insurance business.

•	Loss on divestitures of $9.2 million related to the FERP and Atlanta insurance transactions.

•	Loss of $13.4 million related to cancellation of an external services contract which is reflected in All other expense.

•

Goodwill impairment of $14.3 million related to agreement to sell FTN ECM and $2.3 million related to the closure of the remaining Atlanta insurance business which is reflected in Income/(loss) from discontinued operations, net of tax.

Settlement of the obligations arising from current initiatives will be funded from operating cash flows. The effect of suspending depreciation on assets held-for-sale was immaterial to FHN's results of operations for all periods. Due to the broad nature of the actions being taken, substantially all components of expense have benefitted from past efficiency initiatives and are expected to benefit from the current efficiency initiatives.

Activity in the restructuring and repositioning liability for the years ended December 31, 2011, 2010, and 2009 is presented in the following table, along with other restructuring and repositioning expenses recognized.

(Dollars in thousands)	2011		2010		2009

	Expense	Liability	Expense	Liability	Expense	Liability

Beginning balance	$-	$9,108	$-	$15,903	$-	$24,167
Severance and other employee related costs	16,614	16,614	5,638	5,638	5,612	5,612
Facility consolidation costs	1,909	1,909	2,348	2,348	6,511	6,511
Other exit costs, professional fees, and other	108	108	1,468	1,468	322	322

Total accrued	18,631	27,739	9,454	25,357	12,445	36,612

Payments related to:
Severance and other employee related costs		11,464		8,440		9,840
Facility consolidation costs		2,457		3,939		8,868
Other exit costs, professional fees, and other		111		1,394		874
Accrual reversals		1,681		2,476		1,127

Restructuring and repositioning reserve balance		$12,026		$9,108		$15,903

Other restructuring and repositioning expense:
Mortgage banking expense on servicing sales	-		1,532		548
(Gains)/losses on divestitures	(11,361)		-		9,183
Impairment of premises and equipment	478		4,086		2,873
Impairment of intangible assets	10,100		3,348		16,753
Impairment of other assets	-		267		10,124
Other	9,040		(1,466)		-

Total other restructuring and repositioning expense	8,257		7,767		39,481

Total restructuring and repositioning charges	$26,888		$17,221		$51,926

Certain previously reported amounts have been reclassified to agree with current presentation.

FHN began initiatives related to restructuring in second quarter 2007. Consequently, the following table presents cumulative amounts incurred to date through December 31, 2011 for costs associated with FHN's restructuring, repositioning, and efficiency initiatives:

(Dollars in thousands)	Expense

Severance and other employee related costs	$77,796
Facility consolidation costs	40,650
Other exit costs, professional fees, and other	19,054
Other restructuring and repositioning expense:
Loan portfolio divestiture	7,672
Mortgage banking expense on servicing sales	21,175
Net loss on divestitures	1,147
Impairment of premises and equipment	22,375
Impairment of intangible assets	48,231
Impairment of other assets	40,492
Other	7,574

Total restructuring and repositioning charges incurred to date as of December 31, 2011	$286,166

Certain previously reported amounts have been reclassified to agree with current presentation.